Cover	Oct. 22, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39741
Entity Registrant Name	REDBOX ENTERTAINMENT INC.
Entity Central Index Key	0001820201
Entity Tax Identification Number	85-2157010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Tower Lane, Suite 800
Entity Address, City or Town	Oakbrook Terrace
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60181
City Area Code	212
Local Phone Number	616-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Seaport Global Acquisition Corp.
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RDBX
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	RDBXW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	360 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017